UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20589

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21091

Curan Fund, LLC
(Exact name of registrant as specified in charter)

500 Newport Center Drive, Suite 600, Newport Beach CA 92660
(Address of principal executive offices) (Zip code)

Mr. Benjamin J. Bornstein
Prospero Capital Management, LLC
500 Newport Center Dr, Ste 600, Newport Beach, CA 92660
 (Name and address of agent for service)

Registrants telephone number, including area code:
       (949) 219-0486

Date of fiscal year end:  December 31
Date of reporting period: September 30, 2006


ITEM 1.     SCHEDULE OF INVESTMENTS.


CURAN FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES
September 30, 2006
(Unaudited)
______________

Investment securities

Common Stocks	                     Shares       Fair Value   % of Net Assets

Financial

Diversified Financial
JP Morgan Chase                       3,100	     $145,576
Citigroup	                      2,600	      129,142
AXA SA - Sponsored ADR	              3,273           120,806
			                              395,524  	    13.1%
Insurance
St Paul Travelers  	              3,545           166,225
American Intl Group	              2,138	      141,664
				                      307,889       10.2%
Banking
Washington Mutual	              2,362	      102,676
Fremont General	                      5,510	       77,085
				                      179,761        6.0%
Real Estate
iSTAR Financial	                      3,360	      140,112	     4.6%
		Total - Financial		    1,023,286       33.9%

Consumer Staples
Tobacco
Altria Group	                      2,431	      186,093
Carolina Group	                      3,261           180,627
				                      366,720       12.2%
Conglomerate
Loews Corporation	              5,514	      208,981        6.9%

Media
Electronic Arts *                     1,000	       55,840
CBS Corp *	                      1,367	       38,508
				                       94,348        3.1%

Retail Distribution, hardline
Handleman	                      4,190	       31,802 	     1.1%
		Total - Consumer Staples	      701,851       23.3%


*  Security did not pay a dividend during the previous twelve months.


Investment securities (CONTINUED)

Common Stocks (Continued)	      Shares	    Fair Value    % of Net Assets

Healthcare

Pharmaceuticals
Merck	                                1,668	      $69,889
Pfizer	                                2,350	       66,646
						      136,535         4.5%
Managed Care
Wellpoint *             	        1,564	      120,506         4.0%

Biotechnology
Amgen *	                                1,420	      101,573         3.4%
		Total - Healthcare		      358,614	     11.9%

Technology

Consumer Electronics
Nam Tai Electronics	                8,843	      108,680          3.6%

Wireless Communications
Nokia Corp - Sponsored ADR	        5,380	      105,932          3.5%

Software
Microsoft Corp	                        2,720	       74,392	       2.5%
     Total - Technology		                      289,004	       9.6%

Basic Materials

Oil and Gas
Chesapeake Energy Corp                  4,250         123,165
BP PLC Sponsored ADR	                1,265	       82,959
Transocean, Inc. *                      1,000          73,230
		Total - Basic Materials		      279,354           9.2%

Transportation

Railroads
Genesee & Wyoming *	                6,261	      145,380          4.8%

Air Freight
Federal Express	                        1,050	      114,114          3.8%
		Total - Transportation		      259,494          8.6%

Consumer, Cyclical

Retail, hardline
Carmax *	                        3,928	      163,837	        5.4%

Building Materials
Masco Corp          	                2,900	       79,518           2.6%
		Total - Consumer, Cyclical	      243,355           8.0%


International Exchange Traded Funds
  Morgan Stanley India Fund              850	        39,355

Total International Exchange Traded Funds               39,355          1.3%

Total investment securities (cost - $2,103,557)	   $3,194,314         105.8%

*  Security did not pay a dividend during the previous twelve months.


CURAN FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
September 30, 2006
(Unaudited)
______________


SECURITIES SOLD SHORT

Common Stocks	                       Shares	     Fair Value	   % of Net Assets

Index
Depositary Receipts
S&P Depositary Receipts (SPDR)         14,565	    $1,945,593
Nasdaq 100 Shares                       2,400           97,560
		Total - Index		             2,043,153       67.6%

Consumer, Cyclical

Retail, softline
Hot Topic *	                       14,425          160,695
Bed, Bath & Beyond *	                2,400	        91,824
Wal-Mart Stores	                          500           24,660
				                       277,179        9.1%
Educational Services
Strayer Education	                1,115	       120,654
Apollo Group *	                        1,600	        78,784
				                       199,438        6.6%
Building Materials
Sherwin Williams	                1,020	        56,896	      1.9%
		Total - Consumer, Cyclical	       533,513	     17.6%

Technology

Internet Search
Google *                                  200           80,380        2.7%

Retail, on-line
Amazon.com *	                        2,300	        73,876        2.4%

Wireless Communications
Research In Motion *	                  675	        69,289	      2.3%

Semiconductors
Maxim Integrated Products	          800	        22,464        0.7%
		Total - Technology		       246,009        8.1%

*  Security did not pay a dividend during the previous twelve months.


SECURITIES SOLD SHORT (CONTINUED)

Common Stocks (Continued)	        Shares	     Fair Value   % of Net Assets

Consumer Staples

Restaurants
Panera Bread *	                        2,500	       $145,625
P.F. Chang's China Bistro *	        2,195	         76,188
			Total - Consumer Staples        221,813         7.3%

Transportation

Air Freight
UPS	                                1,100	         79,134         2.6%

Airlines
JetBlue Airways *	                3,945	         36,452         1.2%
		Total - Transportation		        115,586         3.8%

Healthcare
       Drug Delivery
          Nektar Therapeutics *	     2,650              38,187

Total, Healthcare		                        38,187          1.3%

Total securities sold short (proceeds - $2,560,216)   $3,198,259      105.9%


*  Security did not pay a dividend during the previous twelve months.


ITEM 2.    CONTROLS AND PROCEDURES.

           (a)	The registrant's principal executive officer
and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q, was recorded, processed, summarized, and reported timely.

           (b) 	There have been no changes in the
Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
940) that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

             (a) Certification of principal executive officer and principal financial officer pursuant to Section 30a-2(a) under the Investment Company Act of 1940.


SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Curan Fund, LLC

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Curan Fund, LLC

Date:  November 29, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Curan Fund, LLC

Date:  November 29, 2006


By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       Principal Financial Officer
       Curan Fund, LLC

Date:  November 29, 2006